NOTES PAYABLE (Details) - USD ($)		Sep. 30, 2018	Dec. 31, 2017
Notes payable		$ 3,642,175	$ 1,835,160
Power Up Lending Group, Ltd [Member]
Notes payable		173,071
Ignition Capital, LLC [Member]
Notes payable		103,833
2 PLUS 2, LLC [Member]
Notes payable		25,333
Decathlon LLC [Member]
Notes payable	[1]	115,891	143,864
Finquest Capital Inc [Member]
Notes payable		65,130	43,269	[1]
Brajoscal, LLC [Member]
Notes payable		40,938	38,125	[1]
Nottingham Securities Inc [Member]
Notes payable		67,742	75,941	[1]
Individual Investor [Member]
Notes payable	[1]		123,070
Individual Investor 1 [Member]
Notes payable	[1]		57,500
Greentree Financial Group, Inc [Member]
Notes payable		308,252	100,663	[1]
L&H Inc, [Member]
Notes payable		75,298	50,331	[1]
Crossover Capital Fund II LLC [Member]
Notes payable	[1]		177,177
Power Up Lending Group, Ltd [Member]
Notes payable	[1]		63,244
Ignition Capital, LLC [Member]
Notes payable	[1]		100,167
JSJ Investments, Inc [Member]
Notes payable	[1]		59,850
Individual Investor 2 [Member]
Notes payable	[1]		178,219
Individual Investor 3 [Member]
Notes payable	[1]		43,000
Individual Investor 4 [Member]
Notes payable	[1]		1,726
Four Individual Investor [Member]
Notes payable	[1]		308,375
Principal Officers [Member]
Notes payable	[1]		$ 270,639
Crossover Capital Fund II LLC [Member]
Notes payable		105,972
JSJ Investments Inc, [Member]
Notes payable		79,290
Crown Bridge Partners [Member]
Notes payable		122,000
Peak One Opportunity Fund [Member]
Notes payable		75,000
LG Capital LLC [Member]
Notes payable		202,938
Adair Bays LLC [Member]
Notes payable		202,747
Intellicash GA, LLC [Member]
Notes payable		55,647
Thomas Group [Member]
Notes payable		80,800
Individual Investor 1 [Member]
Notes payable		22,172
Individual Investor 2 [Member]
Notes payable		43,000
Individual Investor 3 [Member]
Notes payable		291,163
Individual Investor 4 [Member]
Notes payable		330,875
Individual Investor 5 [Member]
Notes payable		78,750
Individual Investor 6 [Member]
Notes payable		176,000
Individual Investor 7 [Member]
Notes payable		51,500
Individual Investor 8 [Member]
Notes payable		159,534
Individual Investor 9 [Member]
Notes payable		365,935
Two Principal Officers [Member]
Notes payable		223,364
Notes Payable [Member]
Notes payable		$ 3,642,175

[1]	Includes accrued interest